Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	5,767,650	4,602,780	1,550,094
Common stock, shares outstanding	5,767,650	4,602,780	1,550,094
Special Voting Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred stock, liquidation preference, value (in Dollars per share)	$ 1	$ 1	$ 1
Exchangeable Shares
Preferred stock, shares issued	285,032	285,672	309,286
Preferred stock, shares outstanding	285,032	285,672	309,286
Preferred stock, par value (in Dollars per share)